SHORT-TERM BANK LOANS - Short-term bank loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Short-term bank loans - Related parties	Rp 1,490		Rp 5,554
Short-term bank loans - Third parties	5,439		5,971
Short-term bank loans	6,929	$ 415	11,525	Rp 9,650
Bank Mandiri
Borrowings and other credit facilities
Short-term bank loans - Related parties	804		3,755
BNI.
Borrowings and other credit facilities
Short-term bank loans - Related parties	586		1,799
BRI
Borrowings and other credit facilities
Short-term bank loans - Related parties	100
MUFG Bank, Ltd. ("MUFG Bank")
Borrowings and other credit facilities
Short-term bank loans - Third parties	2,805		1,805
PT Bank HSBC Indonesia ("HSBC")
Borrowings and other credit facilities
Short-term bank loans - Third parties	2,100		2,440
PT Bank DBS Indonesia ("DBS")
Borrowings and other credit facilities
Short-term bank loans - Third parties	420		440
PT Bank Maspion Indonesia Tbk. ("Bank Maspion")
Borrowings and other credit facilities
Short-term bank loans - Third parties	95		167
Bank of China
Borrowings and other credit facilities
Short-term bank loans - Third parties			1,000
UOB Indonesia
Borrowings and other credit facilities
Short-term bank loans - Third parties			100
Others
Borrowings and other credit facilities
Short-term bank loans - Third parties	Rp 19		Rp 19